Fair Value, Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Servicing assets	$ 340,172	$ 350,232	$ 260,862
Fair Value, Measurements, Nonrecurring [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets	384,000	281,000
Servicing assets	340,000	350,000
Total assets at fair value	1,272,000	2,061,000
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets	0	0
Servicing assets	0	0
Total assets at fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets	0	0
Servicing assets	0	0
Total assets at fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets	384,000	281,000
Servicing assets	340,000	350,000
Total assets at fair value	1,272,000	2,061,000
Fair Value, Measurements, Nonrecurring [Member] | Nonfarm, Nonresidential [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans		736,000
Fair Value, Measurements, Nonrecurring [Member] | Nonfarm, Nonresidential [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans		0
Fair Value, Measurements, Nonrecurring [Member] | Nonfarm, Nonresidential [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans		0
Fair Value, Measurements, Nonrecurring [Member] | Nonfarm, Nonresidential [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans		736,000
Fair Value, Measurements, Nonrecurring [Member] | 1-4 Family Residential [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans		302,000
Fair Value, Measurements, Nonrecurring [Member] | 1-4 Family Residential [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans		0
Fair Value, Measurements, Nonrecurring [Member] | 1-4 Family Residential [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans		0
Fair Value, Measurements, Nonrecurring [Member] | 1-4 Family Residential [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans		302,000
Fair Value, Measurements, Nonrecurring [Member] | Commercial and Industrial [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	548,000	392,000
Fair Value, Measurements, Nonrecurring [Member] | Commercial and Industrial [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	0	0
Fair Value, Measurements, Nonrecurring [Member] | Commercial and Industrial [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	0	0
Fair Value, Measurements, Nonrecurring [Member] | Commercial and Industrial [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Impaired loans	$ 548,000	$ 392,000